Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) PerformanceObligation $ / ¥	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / ¥
Significant Accounting Policies [Line Items]
Sale or purchase of assets or rights minimum amount	¥ 50
Option agreement maximum contract amount	¥ 50
Aggregate percentage of variable interest entity assets on Group's consolidated total assets	39.60%	33.60%		39.60%
Aggregate percentage of variable interest entity liabilities on Group's consolidated total liabilities	43.40%	30.00%		43.40%
Consolidated VIE assets	¥ 2,276,070	¥ 2,592,620		$ 329,998
Consolidated VIE creditor	¥ 2,655,921	3,606,772		$ 385,072
Currency exchange rate, Renminbi ("RMB") to U.S. dollar | $ / ¥	6.8972			6.8972
Rate of VAT	6.00%
Rate of VAT, simple VAT collection method	3.00%
Advertising expenses	¥ 484,442	792,926	¥ 1,090,933
Cash and cash equivalents available for conversion to foreign currency	¥ 248,617	¥ 123,360
Percentage of cash and cash equivalents available for conversion to foreign currency	33.00%	19.70%		33.00%
Total Net Revenues | Customer Concentration Risk | Customer
Significant Accounting Policies [Line Items]
Revenues from customers individually representing portion of total net revenues	10.00%
Other Income
Significant Accounting Policies [Line Items]
Government subsidies	¥ 3,697	¥ 30,501	¥ 37,727
ASU 2018-11
Significant Accounting Policies [Line Items]
Change In accounting principle accounting standards update adopted	true			true
Change in accounting principle accounting standards update adoption date	Jan. 01, 2019			Jan. 01, 2019
Practical expedients, package	true
Degree- or Diploma-oriented Post-secondary Courses
Significant Accounting Policies [Line Items]
Weighted average service period	21 months
Professional Certification Preparation, Professional Skills and Interest Courses
Significant Accounting Policies [Line Items]
Weighted average service period	7 months
Online Education Service and Insurance Service [Member]
Significant Accounting Policies [Line Items]
Number of performance obligation | PerformanceObligation	2
VIEs
Significant Accounting Policies [Line Items]
Consolidated VIE assets	¥ 902,156	869,922
Consolidated VIE creditor	1,152,554	¥ 1,080,735
VIEs | Nonrecourse
Significant Accounting Policies [Line Items]
Consolidated VIE creditor	0
VIEs | Assets Pledged as Collateral
Significant Accounting Policies [Line Items]
Consolidated VIE assets	¥ 0
Minimum
Significant Accounting Policies [Line Items]
Term of repayment of principal installments on which interest expense and service fees payable	3 months
Maximum
Significant Accounting Policies [Line Items]
Time for full refund of transaction price	24 hours
Time for refund of transaction price to undelivered courses	7 days
Term of repayment of principal installments on which interest expense and service fees payable	18 months
WFOE | Minimum
Significant Accounting Policies [Line Items]
Ownership percentage by parent	10.00%			10.00%
WFOE | Maximum
Significant Accounting Policies [Line Items]
Ownership percentage by parent	100.00%			100.00%